Note 21 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of components in cash and cash equivalents [text block]
	2021	2020
Short term bank deposits (i)	11,393.6	10,968.0
Current bank accounts	4,582.9	5,860.9
Cash	651.2	261.4
Cash and cash equivalents	16,627.7	17,090.3

Bank overdrafts	(30.5)	-
Cash and cash equivalents less bank overdraft	16,597.2	17,090.3